Segment Disclosures and Concentration - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, Percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, Percentage	42.00%	49.00%	43.00%	51.00%	49.00%	54.00%	59.00%
Revenue Benchmark [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, Percentage	13.00%	12.00%	13.00%	12.00%	12.00%	13.00%	15.00%
Revenue Benchmark [Member] | United Kingdom [Member] | WeWork [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, Percentage			87.00%		95.00%
Property, Plant and Equipment [Member] | United Kingdom [Member] | WeWork [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, Percentage			82.00%		94.00%